Fair Value Measurements - Schedule of Changes in Fair Value of Plan Level 3 Plan Assets (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Balance, beginning of year	$ 24,456,899
Balance, end of year	28,708,611	$ 24,456,899
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Balance, beginning of year	7,221,469	6,166,568
Unrealized gain	2,635,386	611,424
Purchases	1,461,472	1,131,911
Sales	(297,006)	(688,434)
Distributions	(166,571)
Balance, end of year	$ 10,854,750	$ 7,221,469